Goodwill (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of the Carrying Value of Goodwill
A summary of the carrying value of goodwill is as follows:

	As at
	March 31, 2022	March 31, 2021
Gross carrying amount	$150,684	$152,459
Accumulated impairment of goodwill	(27,147)	(28,480)

Total	$123,537	$123,979

Summary of Movement in Goodwill by Reportable Segment
The movement in goodwill balance by reportable segment as at March 31, 2022 and 2021 is as follows:
Gross carrying amount

	WNS	WNS Auto
	Global BPM	Claims BPM	Total
Balance as at April 1, 2020	$121,304	$25,520	$146,824
Translation adjustment	2,675	2,960	5,635

Balance as at March 31, 2021	$123,979	$28,480	$152,459
Goodwill arising on acquisitions (Refer Note 4(a),4(b))	1,312	—	1,312
Translation adjustment	(1,754)	(1,333)	(3,087)

Balance as at March 31, 2022	$123,537	$27,147	$150,684

Accumulated impairment losses

	WNS	WNS Auto
	Global BPM	Claims BPM	Total
Balance as at April 1, 2020	$—	$25,520	$25,520
Impairment of goodwill recognized during the year	—	—	—
Translation adjustment	—	2,960	2,960

Balance as at March 31, 2021	$—	$28,480	$28,480

Impairment of goodwill recognized during the year	—	—	—
Translation adjustment	—	(1,333)	(1,333)

Balance as at March 31, 2022	$—	$27,147	$27,147

Carrying Value of Goodwill Allocated to Cash Generating Units
The carrying value of goodwill allocated to the cash generating units (“CGU”) is as follows:

	As at
	March 31,	March 31,
	2022	2021
Research and Analytics	$42,051	$43,594
HealthHelp	39,082	39,082
Denali	29,542	29,542
WNS Global BPM*	4,934	3,717
South Africa	4,522	4,471
Technology services	3,406	3,573

	$123,537	$123,979

*	Excludes South Africa, Research and Analytics, Technology services, Denali and HealthHelp goodwill.

Key Assumptions Used in Performing Impairment Test, by each CGU
The key assumptions used in performing the impairment test, by each CGU, were as follows:

	CGU’s – As at March 31, 2022
	WNS Global BPM*	South Africa	Denali	Research and Analytics	HealthHelp	Technology services
Discount rate	14.9%	15.5%	11.7%	14.9%	11.7%	13.0%
Perpetual growth rate	3.0%	3.0%	2.5%	3.0%	2.5%	2.0%

	CGU’s – As at March 31, 2021
	WNS Global BPM*	South Africa	Denali	Research and Analytics	HealthHelp	Technology services
Discount rate	15.3%	16.2%	12.0%	15.3%	12.0%	14.0%
Perpetual growth rate	3.0%	3.0%	2.5%	3.0%	2.5%	2.0%